JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA  02210

January 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of: John Hancock Seaport Fund (the “Fund”) File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplements for Class A, Class C, Class I, Class R6 and Class NAV shares of the Fund filed with the Securities and Exchange Commission on December 14, 2017 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-17-006812), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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